Note 6 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Available-for-sale Securities [Table Text Block]
	December 31, 201 8
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$4,844	$29	$--	$4,873
Federal Home Loan Mortgage Corporation securities	1,111	--	(29)	1,082
Federal National Mortgage Association securities	367	--	--	367
Total mortgage-backed securities	6,322	29	(29)	6,322
Debt securities:
U.S. government agency	360	--	(2)	358
Total available-for-sale-securities	$6,682	$29	$(31)	$6,680
	December 31, 201 7
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$5,624	$19	$--	$5,643
Federal Home Loan Mortgage Corporation securities	1,377	--	(35)	1,342
Federal National Mortgage Association securities	570	--	--	570
Total mortgage-backed securities	7,571	19	(35)	7,555
Debt securities:
U.S. government agency	360	--	(3)	357
Total available-for-sale-securities	$7,931	$19	$(38)	$7,912

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after one year through five years	$360	$358
Due after ten years	6,322	6,322
Total	$6,682	$6,680

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31 , 201 8
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	$--	$--	$1,082	$(29)	$1,082	$(29)
Debt securities, U.S. government agency	1	--	--	358	(2)	358	(2)
Total	3	$--	$--	$1,440	$(31)	$1,440	$(31)
	December 31 , 201 7
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	$--	$--	$1,342	$(35)	$1,342	$(35)
Debt securities, U.S. government agency	1	--	--	357	(3)	357	(3)
Total	3	$--	$--	$1,699	$(38)	$1,699	$(38)